Description of Business and Organization (Details)						1 Months Ended	12 Months Ended
	Mar. 01, 2024 shares	Apr. 07, 2022 shares	Jan. 29, 2021 USD ($) shares	Apr. 20, 2018 USD ($)	Apr. 20, 2018 CNY (¥)	Sep. 17, 2009 shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Jan. 31, 2025 shares	Jan. 05, 2024	Jul. 20, 2023	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jan. 29, 2021 CNY (¥)	May 31, 2016
Description of Business and Organization [Line Items]
Incorporated date							Dec. 19, 2006
Shares investment percentage											100.00%	100.00%
Stockholders' Equity, Reverse Stock Split	1-for-20	1-for-12
Ordinary shares issued		12					5,855,009	1,743,362
Ordinary shares outstanding		12					5,855,009	1,743,362
Converted shares issued	1	1
Converted shares outstanding	1	1
Cash (in Dollars) | $							$ 18,500,000
Net loss (in Dollars) | $							10,199,851	$ (4,234,242)	$ (21,138,777)
Mr. Liu and Ms. Qi [Member]
Description of Business and Organization [Line Items]
Ordinary shares issued										2,548,353
Mr. Kong [Member]
Description of Business and Organization [Line Items]
Ordinary shares issued										2,225,000
Renovation Investment [Member]
Description of Business and Organization [Line Items]
Issuance of shares						7,900,000
Percentage of capital stock						100.00%
Shouantang Bio [Member]
Description of Business and Organization [Line Items]
Percentage of capital stock																49.00%
Jiuzhou Pharmacy [Member]
Description of Business and Organization [Line Items]
Percentage of capital stock													51.00%	51.00%
Jiuxin Medicine [Member]
Description of Business and Organization [Line Items]
Percentage of capital stock				10.00%	10.00%
Total proceeds of investment				$ 79,625	¥ 507,760
Shares repurchase percentage			10
Total price			$ 77,410												¥ 507,760
Bank Loan [Member]
Description of Business and Organization [Line Items]
Credit borrowing (in Dollars) | $							890,000
Liquidity and Capital Resources [Member]
Description of Business and Organization [Line Items]
Working capital deficit (in Dollars) | $							$ 25,400,000
Jiuzhou Pharmacy [Member]
Description of Business and Organization [Line Items]
Total amount of investment													$ 741,540	¥ 5,100,000
Common Stock [Member]
Description of Business and Organization [Line Items]
Ordinary shares issued	20
Ordinary shares outstanding	20